UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

3 Thorndal Circle

Darien, Connecticut 06820

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

3 Thorndal Circle

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

ABLEAUCTIONS COM INC

Ticker Symbol:AAC	Cusip Number: 00371F206
Record Date: 4/27/2004	Meeting Date: 7/6/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE SELECTION OF CINNAMON JANG WILLOUGHBYINDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH

ADC TELECOMMUNICATIONS, INC

Ticker Symbol:ADCT	Cusip Number: 000886101
Record Date: 1/12/2005	Meeting Date: 3/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	PROPOSAL BY A SHAREOWNER REQUESTING THE BOARD TO REDEEM ADC'S SHAREOWNER RIGHTS PLAN UNLESS THE PLAN IS APPROVED BY ADC'S SHAREOWNERS.	FOR	ISSUER	FOR	WITH

ADVANCED MICRO DEVICES, INC

Ticker Symbol:AMD	Cusip Number: 007903107
Record Date: 2/28/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF STOCKHOLDER PROPOSAL TO AMEND THE CORPORATE DOCUMENTS.	AGAINST	ISSUER	AGAINST	WITH

AIRNET COMMUNICATIONS CORPORATION

Ticker Symbol:ANCC	Cusip Number: 00941P106
Record Date: 8/6/2004	Meeting Date: 9/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE GRANT OF DISCRETIONARY AUTHORITY TO THE BOARD OF DIRECTORS (I) TO AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF THE COMMON STOCK AT A RATIO WITHIN THE RANGE FROM 1-FOR-5 TO 1-FOR-15 AND DETERMINE T	FOR	ISSUER	FOR	WITH

APPLIED DIGITAL SOLUTIONS

Ticker Symbol:ADSX	Cusip Number: 038188306
Record Date: 5/28/2004	Meeting Date: 7/24/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPOINTMENT OF EISNER LLP AS INDEPENDENT AUDITORS ...	FOR	ISSUER	FOR	WITH

APPLIED DIGITAL SOLUTIONS, INC

Ticker Symbol:ADSX	Cusip Number: 038188306
Record Date: 4/22/2005	Meeting Date: 6/11/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RATIFICATION OF THE APPOINTMENT OF EISNER LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2005.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AN AMENDMENT AND RESTATEMENT OF THE 2003 FLEXIBLE STOCK PLAN TO INCREASE SHARES OF COMMON STOCK FROM 2,600,000 TO 5,200,000 SHARES, TO ENSURE COMPLIANCE WITH SECTION 409A OF THE INTERNAL REVENUE CODE, AND MODIFY THE PLAN TO PROVIDE THAT A	FOR	ISSUER	FOR	WITH

AROTECH CORPORATION

Ticker Symbol:ARTX	Cusip Number: 042682104
Record Date: 10/18/2004	Meeting Date: 12/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RATIFY THE ISSUANCE IN JULY 2004 OF FIVE-YEAR WARRANTS TO PURCHASE UP TO 8,717,265 SHARES OF OUR COMMON STOCK AT A PRICE OF $1.38 PER SHARE	FOR	ISSUER	FOR	WITH

CARDIAC SCIENCE, INC.

Ticker Symbol:DFIB	Cusip Number: 141410209
Record Date: 11/12/2004	Meeting Date: 12/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	APPROVAL OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT ACCOUNTANTS.	FOR	ISSUER	FOR	WITH

CHINA LIFE

Ticker Symbol:LFC	Cusip Number: 16939P106
Record Date: 7/27/2004	Meeting Date: 8/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPOINT MR. SHI GUOQING, NOMINATED BY THE BOARD OF DIRECTORS, AS AN ADDITIONAL NON EXEC. DIRECTOR OF THE CO.	FOR	ISSUER	FOR	WITH

CIENA CORPORATION

Ticker Symbol:CHINA	Cusip Number: 171779101
Record Date: 1/18/2005	Meeting Date: 3/16/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	AMENDMENT TO THE 2003 EMPLOYEE STOCK PURCHASE PLAN (	FOR	ISSUER	FOR	WITH

CMGI INC.

Ticker Symbol:CMGI	Cusip Number: 125750109
Record Date: 10/22/2004	Meeting Date: 12/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE COMPANY'S 2004 STOCK INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH

CYANOTECH CORP.

Ticker Symbol:CYAN	Cusip Number: 232437202
Record Date: 6/18/2004	Meeting Date: 8/16/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF KPMG LLP INDEPENDENT AUDITORS FOR THE FISCAL YEAR	FOR	ISSUER	FOR	WITH

CYTOGEN CORPORATION

Ticker Symbol:CYTO	Cusip Number: 232824300
Record Date: 4/18/2005	Meeting Date: 6/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS' RECOMMEND : A VOTE FOR ELECTION OF THE FOLLOWING NOMINIES	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE TOTAL AUTHORIZED SHARES OF COMMON STOCK, $0.01 PAR VALUE PER SHARES, OF THE COMPANY FROM 25,000,000 TO 50,000,000.	FOR	ISSUER	FOR	WITH

CYTOGEN CORPORATION

Ticker Symbol:CYTO	Cusip Number: 232824300
Record Date: 4/18/2005	Meeting Date: 6/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO INCREASE THE TOTAL AUTHORIZED SHARES OF COMMON STOCK, $0.01 PAR VALUE PER SHARES, OF THE COMPANY FROM 25,000,000 TO 50,000,000.	FOR	ISSUER	FOR	WITH

DSL.NET INC.

Ticker Symbol:BIZ	Cusip Number: 262506108
Record Date: 12/20/2004	Meeting Date: 2/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO APPROVE WARRANTS TO PURCHASE UP TO AN AGGREGATE OF 19,143,000 SHARES OF DSL.NET COMMON STOCK (SUBJECT TO ADJUSTMENT AS PROVIDED THEREIN) ISSUED TO THE HOLDERS OF DSL.NET'S SENIOR SECURED PROMISSORY NOTES, AND THE SHARES OF DSL.NET COMMON STOCK TO	FOR	ISSUER	FOR	WITH

FOCUS ENHANCEMENTS INC.

Ticker Symbol:FCSE	Cusip Number: 344159108
Record Date: 6/11/2004	Meeting Date: 8/6/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO ADOPT THE FOCUS ENHANCEMENTS INC 2004 STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH

FUTUREMEDIA PLC

Ticker Symbol:FMDAY	Cusip Number: 360912109
Record Date: 1/18/2005	Meeting Date: 3/17/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO RECEIVE AND ADOPT THE DIRECTORS' REMUNERATION REPORT AND THE COMPANY'S ANNUAL ACCOUNTS, TOGETHER WITH THE DIRECTORS' REPORT AND THE AUDITORS' REPORT ON THOSE ACCOUNTS AND THE REMUNERATION REPORT, FOR THE YEAR ENDED APRIL 30TH, 2004.	FOR	ISSUER	FOR	WITH

HAUPPAUGE DIGITAL INC.

Ticker Symbol:HAUP	Cusip Number: 419131107
Record Date: 8/24/2004	Meeting Date: 9/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND - A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RETIFY THE BPARD OF DIRECTORS RESOLUTION TO AMEND THE	FOR	ISSUER	FOR	WITH

HOMESTORE, INC

Ticker Symbol:HOMS	Cusip Number: 437852106
Record Date: 4/25/2005	Meeting Date: 6/22/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AN AMENDED AND RESTATED CERTIFICATE OF INCORPORATION THAT WOULD, AMONG OTHER THINGS, ELIMINATE THE CLASSIFICATION OF OUR BOARD OF DIRECTORS AND PROVIDE FOR ANNUAL ELECTION OF ALL DIRECTORS BEGINNING AT THE ANNUAL MEETING OF STOCKHOLDERS I	FOR	ISSUER	FOR	WITH

I2 TECHNOLOGIES, INC

Ticker Symbol:ITWH	Cusip Number: 465754208
Record Date: 4/19/2005	Meeting Date: 5/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE AMENDMENT TO THE 1995 STOCK OPTION/STOCK ISSUANCE PLAN.	FOR	ISSUER	FOR	WITH

I2 TECHNOLOGIES, INC.

Ticker Symbol:ITWO	Cusip Number: 465754109
Record Date: 11/2/2004	Meeting Date: 12/16/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT OF OUR COMMON STOCK AT A RATIO WITHIN THE RANGE FROM ONE-FOR-TEN TO ONE-FOR-THIRTY AT ANY TIME PRIOR TO DECEMBER 16, 2005.	FOR	ISSUER	FOR	WITH

IDENTIX INCORPORATED

Ticker Symbol:IDNX	Cusip Number: 451906101
Record Date: 8/31/2004	Meeting Date: 10/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING JUNE 30, 2005.	FOR	ISSUER	FOR	WITH

INTERNAP NETWORK SERVICES CORPORATION

Ticker Symbol:IIP	Cusip Number: 45885A102
Record Date: 4/26/2005	Meeting Date: 6/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE 2005 INCENTIVE STOCK PLAN	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005	FOR	ISSUER	FOR	WITH

INTERNET INITIATIVE JAPAN INC.

Ticker Symbol:IIJI	Cusip Number: 46059T109
Record Date: 3/30/2005	Meeting Date: 6/29/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF DISPOSAL OF LOSSES FOR THE 13TH FISCAL YEAR	ABSTAINED	ISSUER	FOR	WITH
2	AMENDMENTS TO THE ARTICLES OF INCORPORATION	ABSTAINED	ISSUER	FOR	WITH

IVILLAGE INC

Ticker Symbol:IVIL	Cusip Number: 46588h105
Record Date: 4/19/2005	Meeting Date: 6/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF IVILLAGE FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.	FOR	ISSUER	FOR	WITH

IVILLAGE INC.

Ticker Symbol:IVIL	Cusip Number: 46588H105
Record Date: 9/10/2004	Meeting Date: 11/1/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO RATIFY APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF IVILLAGE INC. FOR ITS FISCAL YEAR ENDING DECEMBER 31, 2004.	FOR	ISSUER	FOR	WITH

KOS PHARMACEUTICALS, INC.

Ticker Symbol:KOSP	Cusip Number: 500648100
Record Date: 3/1/2005	Meeting Date: 4/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	AMEND THE COMPANY'S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF THE COMPANY'S COMMON STOCK FROM 50,000,000 TO 100,000,000.	FOR	ISSUER	FOR	WITH

LOOKSMART, LTD

Ticker Symbol:LOOK	Cusip Number: 543442107
Record Date: 4/18/2005	Meeting Date: 6/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.	FOR	ISSUER	FOR	WITH

LOUDEYE CORP

Ticker Symbol:LOUD	Cusip Number: 545754103
Record Date: 10/29/2004	Meeting Date: 12/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PROPOSAL TO APPROVE THE ISSUANCE OF AN INDETERMINATE NUMBER OF ADDITIONAL SHARES OF OUR COMMON STOCK TO SATISFY FUTURE PAYMENT OBLIGATIONS WE INCURRED IN CONNECTION WITH OUR ACQUISITION OF ON DEMAND DISTRIBUTION LIMITED (	FOR	ISSUER	FOR	WITH

LOUDEYE CORP

Ticker Symbol:LOUD	Cusip Number: 545754103
Record Date: 5/27/2004	Meeting Date: 7/22/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE AMENDMENT TO THE 2000 STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH

LOUDEYE CORP.

Ticker Symbol:LOUD	Cusip Number: 545754103
Record Date: 3/24/2005	Meeting Date: 5/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE AN AMENDMENT TO THE CERTIFCATE OF INCORPORATION TO EFFECT A STOCK COMBINATION (REVERSE STOCK SPLIT) OF THE COMMON STOCK IN A RATIO OF ONE-FOR-TWO, ONE-FOR-THREE, ONE-FOR-FOUR, ONE-FOR-FIVE, ONE-FOR-SIX, ONE-FOR-SEVEN, ONE-FOR-EIGHT, ONE-FOR-NINE OR ONE-FOR-TEN, IF AND AS DETERMINED BY THE BOARD, AT ANY TIME BEFORE THE 2006 ANNUAL MEETING.	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE 2005 INCENTIVE AWARD PLAN.	FOR	ISSUER	FOR	WITH

MILLENNIUM PHARMACEUTICALS, INC

Ticker Symbol:MLNM	Cusip Number: 599902103
Record Date: 3/8/2005	Meeting Date: 5/5/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.	FOR	ISSUER	FOR	WITH

M-SYSTEMS FLASH DISK PIONEERS LTD

Ticker Symbol:FLSH	Cusip Number: M7061C100
Record Date: 9/27/2004	Meeting Date: 11/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	REAPPOINTMENT OF KOST FORER GABBAY & KASIERER (A MEMBER OF ERNST & YOUNG INTERNATIONAL) AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31ST, 2004.	FOR	ISSUER	FOR	WITH

OCCAM NETWORKS, INC

Ticker Symbol:OCCM	Cusip Number: 67457P101
Record Date: 5/3/2005	Meeting Date: 6/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2005 FISCAL YEAR.	FOR	ISSUER	FOR	WITH
2	TO APPROVE AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO AUTHORIZE OUR BOARD OF DIRECTORS TO EFFECT A REVERSE SPLIT OF OUR OUTSTANDING COMMON STOCK AT ANY TIME PRIOR TO THE DATE OF OUR 2006 ANNUAL MEETING OF STOCKHOLDERS, A	FOR	ISSUER	FOR	WITH

OCCAM NETWORKS, INC.

Ticker Symbol:OCCM	Cusip Number: 67457P101
Record Date: 8/11/2004	Meeting Date: 10/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO APPROVE AN AMENDMENT TO INCREASE THE AUTHORIZED NUMBER OF SHARES OF COMMON STOCK FROM 400,000,000 SHARES TO 750,000,000 SHARES, TO INCREASE THE NUMBER OF SHARES OF PREFERRED STOCK DESIGNATED AS SERIES A-2 PREFERRED STOCK FROM 3,000,000 SHARES TO 3	FOR	ISSUER	FOR	WITH

PALMONE INC.

Ticker Symbol:PLMO	Cusip Number: 69713P107
Record Date: 8/2/2004	Meeting Date: 9/30/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	A PROPOSAL TO APPROVE THE AMENDMENT AND RESTATEMENT OF PALMONE'S 1999 STOCK PLAN	FOR	ISSUER	FOR	WITH

PALMSOURCE INC.

Ticker Symbol:PSRC	Cusip Number: 697154102
Record Date: 9/15/2004	Meeting Date: 10/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	A PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS PALMSOURCE'S INDEPENDENT PUBLIC AUDITORS FOR THE FISCAL YEAR ENDING MAY 27, 2005.	FOR	ISSUER	FOR	WITH

PRICELINE.COM INCORPORATED

Ticker Symbol:PCLN	Cusip Number: 741503403
Record Date: 12/10/2004	Meeting Date: 1/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE AN AMENDMENT TO THE PRICELINE.COM INCORPORATED 1999 OMNIBUS PLAN INCREASING THE NUMBER OF SHARES OF COMPANY COMMON STOCK WITH RESPECT TO WHICH AWARDS MAY BE GRANTED TO 7,895,833 SHARES FROM 5,895,833 SHARES	FOR	ISSUER	FOR	WITH

REALNETWORKS, INC

Ticker Symbol:RNWK	Cusip Number: 75605L104
Record Date: 4/12/2005	Meeting Date: 6/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO APPROVE THE REALNETWORKS, INC. 2005 STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

SHOPPING.COM LTD

Ticker Symbol:SHOP	Cusip Number: M8405Q102
Record Date: 12/20/2004	Meeting Date: 1/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH

SHOPPING.COM LTD

Ticker Symbol:SHOP	Cusip Number: M8405q102
Record Date: 4/28/2005	Meeting Date: 6/7/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	CONFIRMATION OF COMPENSATION OF DANIEL T. CIPORIN	FOR	ISSUER	FOR	WITH
2	CONFIRMATION OF COMPENSATION OF LORRIE M. NORRINGTON	FOR	ISSUER	FOR	WITH

SIEBEL SYSTEMS, INC

Ticker Symbol:SEBL	Cusip Number: 826170102
Record Date: 4/18/2005	Meeting Date: 6/8/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2005.	FOR	ISSUER	FOR	WITH

SIFY LIMITED

Ticker Symbol:SIFY	Cusip Number: 82655m107
Record Date: 11/12/2004	Meeting Date: 12/10/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE ADOPTION OF THE AUDITED BALANCE SHEET, AS OF MARCH 31, 2004, AND THE PROFIT AND LOSS ACCOUNT, THE AUDITORS' REPORT AND THE DIRECTORS' REPORT FOR THE YEAR ENDED MARCH 31, 2004.	FOR	ISSUER	FOR	WITH
2	APPROVAL TO RE-APPOINT DR. T H CHOWDARY AS A DIRECTOR, AS SET FORTH IN THE COMPANY'S NOTICE OF MEETING.	FOR	ISSUER	FOR	WITH

SILICON STORAGE TECHNOLOGY, INC

Ticker Symbol:SSTI	Cusip Number: 827057100
Record Date: 4/19/2005	Meeting Date: 6/2/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005	FOR	ISSUER	FOR	WITH

STOCKERYALE, INC

Ticker Symbol:STKR	Cusip Number: 86126T203
Record Date: 3/18/2005	Meeting Date: 5/23/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FIX THE NUMBER OF DIRECTORS COMPRISING THE BOARD OF DIRECTORS AT SEVEN	FOR	ISSUER	FOR	WITH
2	AMENDMENT OF THE RESTATED ARTICLES OF ORGANIZATION, AS AMENDED TO DATE, OF THE COMPANY TO AUTHORIZE A NEW CLASS OF CAPITAL STOCK OF THE COMPANY, CONSISTING OF TWO MILLION SHARES OF UNDESIGNATED PREFERRED STOCK, PAR VALUE $.001 PER SHARE.	FOR	ISSUER	FOR	WITH

TIVO INC.

Ticker Symbol:TIVO	Cusip Number: 888706108
Record Date: 6/9/2004	Meeting Date: 8/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF KPMG LLP INDEPENDENT AUDITORS FOR THE FISCAL YEAR	FOR	ISSUER	FOR	WITH

TRACK DATA CORP

Ticker Symbol:TRAC	Cusip Number: 891918104
Record Date: 7/9/2004	Meeting Date: 8/18/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE SELECTION OF GRANT THORNTON LLP INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

USURF AMERICA, INC.

Ticker Symbol:USUR	Cusip Number: 91732M105
Record Date: 4/21/2005	Meeting Date: 6/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR: DAVID A. WEISMAN	FOR	ISSUER	FOR	WITH
2	APPROVAL AND RATIFICATION OF AJ. ROBBINS, PC AS THE COMPANY'S INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

VA SOFTWARE CORP

Ticker Symbol:LNUX	Cusip Number: 91819b105
Record Date: 10/11/2004	Meeting Date: 12/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF BDO SEIDMAN, LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING JULY 31, 2005.	FOR	ISSUER	FOR	WITH

VERTICALNET INC.

Ticker Symbol:VERT	Cusip Number: 92532L206
Record Date: 8/20/2004	Meeting Date: 11/15/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE(S):	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AMENDMENT AND RESTATEMENT OF 2000 VERTICALNET, INC. EQUITY COMPENSATION PLAN INCREASING THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE THEREUNDER FROM 4,000,000 TO 7,000,000.	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: August 18, 2005

*Print the name and title of each signing officer under his or her signature.